Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000
Previously Paid Amount	0.00
Total Fee Amount	36.90
Total Offset Amount	0.00
Net Fee	36.90
Narrative - Max Aggregate Offering Price	$ 250,000
Final Prospectus	true